Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851
Document Type	6-K
Document Period End Date	Mar. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 42,505,494,193
Entity Common Stock, Shares Outstanding	3,209,349,088